Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	DREYFUS FUNDS INC
Central Index Key	0000038403
Amendment Flag	false
Document Creation Date	Mar. 23, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class A, C, F, & I Prospectus | Dreyfus Mid-Cap Growth Fund | Class A
Prospectus:
Trading Symbol	FRSDX
Class A, C, F, & I Prospectus | Dreyfus Mid-Cap Growth Fund | Class C
Prospectus:
Trading Symbol	FRSCX
Class A, C, F, & I Prospectus | Dreyfus Mid-Cap Growth Fund | Class F
Prospectus:
Trading Symbol	FRSPX
Class A, C, F, & I Prospectus | Dreyfus Mid-Cap Growth Fund | Class I
Prospectus:
Trading Symbol	FRSRX
Class T Prospectus | Dreyfus Mid-Cap Growth Fund | Class T
Prospectus:
Trading Symbol	FGWTX